Consolidated Statement of Cash Flows Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Operating activities
Profit for the year	£ 21,410		£ 24,007		£ 18,975
Income tax charge	3,846		6,093		5,675
Non-cash adjustments	28,622		21,390		6,249
Tax paid	(5,876)		(5,904)		(5,608)
UK research and development credit received	0		1,278		1,854
Net changes in working capital	(7,759)		(11,516)		6,839
Net cash from operating activities	40,243		35,348		33,984
Investing activities
Purchase of non-current assets (tangibles and intangibles)	(9,880)		(7,383)		(5,483)
Proceeds from disposal of non-current assets	195		57		79
Acquisition of business / subsidiaries, consideration in cash	(26,595)		(3,201)		(28,765)
Proceeds from sale of subsidiary net of cash disposed of	2,744		0		0
Cash and cash equivalents acquired with subsidiaries	3,289		0		2,342
Interest received	499		476		35
Net cash used in investing activities	(29,748)		(10,051)		(31,792)
Financing activities
Proceeds from borrowings	0		3,500		26,462
Proceeds from sublease	668		0		0
Repayment of borrowings	(956)		(23,547)		(36,768)
Repayment of lease liabilities	(9,903)		0		0
Grant received	888		1,784		147
Interest paid	(829)		(343)		(573)
Net proceeds from initial public offering	0		44,828		0
Proceeds from sale of shares	30,917		0		0
Proceeds from exercise of options	93		133		0
Net cash from/(used in) financing activities	20,878		26,355		(10,732)
Net change in cash and cash equivalents	31,373		51,652		(8,540)
Cash and cash equivalents at the beginning of the year	70,172	[1]	15,048		23,571
Net foreign exchange differences	(218)		3,472		17
Cash and cash equivalents at the end of the year	£ 101,327		£ 70,172	[1]	£ 15,048

[1]	(1) See note 3C for additional details